UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter         June 30, 2008
Ended:                                          --------------------------------

Check here if Amendment / /; Amendment Number:  --------------------------------
   This Amendment (Check only one.):            / / is a restatement.
                                                / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Pacific Alternative Asset Management Company, LLC
               -------------------------------------------------

               -------------------------------------------------

Form 13F File Number:
                                        28-12309
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Patricia Watters
                 -------------------------------------------------
Title:           Chief Operating Officer
                 -------------------------------------------------
Phone:           (949) 261-4900
                 -------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Patricia Watters         Irvine, CA             August 13, 2008
        --------------------         ----------             ---------------
             [Signature]            [City, State]               [Date]

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number            Name

          28-06193                  Bogle Investment Management, L.P.

          28-10617                  PilotRock Investment Partners GP, LLC

          28-00861                  J.& W. Seligman & Co. Incorporated

          28-10078                  Karsch Capital Management, LP

          28-10784                  Greenway Trading LLC

          28-05553                  Thales Fund Management, LLC

          ---------------------     -----------------------------------------

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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           6
                                             -----------------------------------

Form 13F Information Table Entry Total:                      1
                                             -----------------------------------

Form 13F Information Table Value Total:                    1,289
                                             -----------------------------------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number       Name
    1           28-06193                   Bogle Investment Management, L.P.
    2           28-10617                   PilotRock Investment Partners GP, LLC
    3           28-00861                   J.&W. Seligman & Co. Incorporated
    4           28-10078                   Karsch Capital Management, LP
    5           28-10784                   Greenway Trading LLC
    6           28-05553                   Thales Fund Management, LLC

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

COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4              COLUMN 5    COLUMN 6       COLUMN 7         COLUMN 8
NAME OF ISSUER      TITLE OF CLASS      CUSIP       VALUE      SHRS OR    SH/PUT/    INVESTMENT      OTHER            VOTING
                                                   (X1000)     PRN AMT    PRN CALL   DISCRETION     MANAGERS      AUTHORIZATION

                                                                                                                 SOLE  SHARED   NONE
PETROCHINA CO LTD   SPONSORED ADR     71646E100      1,289      10,000      SH        SHARED                           1,289

                                                                  4